Stockholders' Deficit and Capitalization (Detail Textuals 1) - USD ($)	1 Months Ended					2 Months Ended	3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 28, 2017	Nov. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Aug. 31, 2015	Dec. 28, 2017	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Common stock issued for services (in shares)			605,000
Common stock, par value (in dollars per share)			$ 0.001				$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
General and administrative							$ 1,082,846	$ 1,080,190	$ 187,550	$ 2,276,928	$ 2,306,551		$ 4,362,557	$ 3,547,927
Series B Preferred Stock
Equity [Line Items]
Number of shares converted					1,250	420.325						777.125	2,833.55	1,197.45
Number of shares issued in conversion						2,802,166						3,108,500	28,385,000	5,910,666
Conversion price					$ 0.80	$ 0.15						$ 0.25
Series C Preferred Stock
Equity [Line Items]
Number of shares converted														386
Number of shares issued in conversion														1,544,000
Conversion price														$ 0.25
Series D Preferred Stock
Equity [Line Items]
Number of shares converted													200	1,000
Number of shares issued in conversion													2,000,000	4,000,000
Conversion price	$ 0.10	$ 0.15		$ 0.25									$ 0.10	$ 0.25
Series F Preferred Stock
Equity [Line Items]
Number of shares converted													2,000
Number of shares issued in conversion													20,000,000
Conversion price	$ 0.10	$ 0.15											$ 0.10
Series B - warrant liability
Equity [Line Items]
Intrinsic value of warrant exercises													$ 1,514,175
Common stock issued													5,218,750